UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class Z : FZAPX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915531.100    2541-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class A : FMAMX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.79%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915527.100    2443-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class C : FLACX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.54%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915529.100    2448-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class M : FSJHX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	1.04%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915528.100    2444-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class I : FBRNX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.54%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915530.100    2449-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity® Stock Selector Fund Class K : FSSKX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.42%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915526.100    2101-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Stock Selector Fund Fidelity® Stock Selector Fund : FDSSX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Fund	$ 24	0.50%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	14.6
Health Care	11.0
Consumer Discretionary	10.2
Communication Services	9.8
Industrials	8.5
Consumer Staples	6.3
Energy	3.6
Utilities	2.5
Real Estate	2.3
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Taiwan - 0.9
United Kingdom - 0.7
China - 0.4
Netherlands - 0.4
Puerto Rico - 0.3
Ireland - 0.3
Belgium - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.9
NVIDIA Corp	6.5
Microsoft Corp	6.5
Amazon.com Inc	4.5
Alphabet Inc Class A	3.6
Meta Platforms Inc Class A	2.9
Exxon Mobil Corp	1.8
UnitedHealth Group Inc	1.7
Tesla Inc	1.3
Cisco Systems Inc	1.3
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915532.100    320-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Stock Selector Fund
(formerly Fidelity® Stock Selector All Cap Fund)

Semi-Annual Report
March 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Stock Selector Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 100.0%
	Shares	Value ($)
Fidelity U.S. Equity Central Fund (a) (Cost $4,890,057,730)	51,944,399	6,654,597,002

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $534,321)	4.32	534,214	534,321

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,890,592,051)	6,655,131,323
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,647,712)
NET ASSETS - 100.0%	6,652,483,611

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for Fidelity U.S. Equity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and available upon request or at the SEC's website at www.sec.gov. An unadited holdings lisiting for Fidelity Stock Selector Fund, which presents its pro-rata share of securities and other investments held indirectly through its investment in Fidelity U.S. Equity Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, Fidelity U.S. Equity Central Fund's most recent investments and financial statements are included at the end of this report as an attachment.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	508,941	69,378	43,998	11,996	-	-	534,321	534,214	0.0%
Fidelity U.S. Equity Central Fund	6,929,099,221	1,235,435,863	672,714,977	585,470,524	(27,195,380)	(810,027,725)	6,654,597,002	51,944,399	42.2%
Total	6,929,608,162	1,235,505,241	672,758,975	585,482,520	(27,195,380)	(810,027,725)	6,655,131,323

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,654,597,002	6,654,597,002	-	-

Money Market Funds	534,321	534,321	-	-
Total Investments in Securities:	6,655,131,323	6,655,131,323	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $4,890,592,051)	$6,655,131,323

Investments in Fidelity Central Funds (cost $4,890,592,051)		$6,655,131,323
Cash		31,063
Receivable for investments sold		10,462,739
Receivable for fund shares sold		20,761,809
Distributions receivable from Fidelity Central Funds		1,961
Prepaid expenses		2,925
Other receivables		173
Total assets		6,686,391,993
Liabilities
Payable for investments purchased	$4,227
Payable for fund shares redeemed	31,220,429
Accrued management fee	2,541,621
Distribution and service plan fees payable	118,522
Other payables and accrued expenses	23,583
Total liabilities		33,908,382
Net Assets		$6,652,483,611
Net Assets consist of:
Paid in capital		$4,435,572,185
Total accumulated earnings (loss)		2,216,911,426
Net Assets		$6,652,483,611

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($261,327,527 ÷ 3,548,899 shares)(a)		$73.64
Maximum offering price per share (100/94.25 of $73.64)		$78.13
Class M :
Net Asset Value and redemption price per share ($114,956,195 ÷ 1,563,927 shares)(a)		$73.50
Maximum offering price per share (100/96.50 of $73.50)		$76.17
Class C :
Net Asset Value and offering price per share ($15,659,585 ÷ 216,917 shares)(a)		$72.19
Stock Selector :
Net Asset Value, offering price and redemption price per share ($2,277,261,485 ÷ 30,719,818 shares)		$74.13
Class K :
Net Asset Value, offering price and redemption price per share ($21,233,795 ÷ 286,820 shares)		$74.03
Class I :
Net Asset Value, offering price and redemption price per share ($57,716,867 ÷ 765,093 shares)		$75.44
Class Z :
Net Asset Value, offering price and redemption price per share ($3,904,328,157 ÷ 53,035,476 shares)		$73.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$1,428
Income from Fidelity Central Funds		41,836,364
Total income		41,837,792
Expenses
Management fee
Basic fee	$20,805,025
Performance adjustment	(4,390,478)
Distribution and service plan fees	766,386
Custodian fees and expenses	986
Independent trustees' fees and expenses	13,356
Registration fees	81,165
Audit fees	21,400
Legal	5,286
Miscellaneous	13,412
Total expenses before reductions	17,316,538
Expense reductions	(416)
Total expenses after reductions		17,316,122
Net Investment income (loss)		24,521,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,782
Fidelity Central Funds	(27,195,380)
Capital gain distributions from Fidelity Central Funds	543,646,156
Total net realized gain (loss)		516,455,558
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Fidelity Central Funds	(810,027,725)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(810,027,728)
Net gain (loss)		(293,572,170)
Net increase (decrease) in net assets resulting from operations		$(269,050,500)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,521,670	$54,191,789
Net realized gain (loss)	516,455,558	267,308,025
Change in net unrealized appreciation (depreciation)	(810,027,728)	1,280,602,544
Net increase (decrease) in net assets resulting from operations	(269,050,500)	1,602,102,358
Distributions to shareholders	(333,341,251)	(112,710,856)

Share transactions - net increase (decrease)	327,718,964	457,372,780
Total increase (decrease) in net assets	(274,672,787)	1,946,764,282

Net Assets
Beginning of period	6,927,156,398	4,980,392,116
End of period	$6,652,483,611	$6,927,156,398

Financial Highlights
Fidelity Advisor® Stock Selector Fund Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$80.19	$62.33	$52.02	$65.12	$51.66	$46.11
Income from Investment Operations
Net investment income (loss) A,B	.15	.42	.27	.11	(.02)	.45
Net realized and unrealized gain (loss)	(3.14)	18.65	10.20	(12.46)	16.29	7.88
Total from investment operations	(2.99)	19.07	10.47	(12.35)	16.27	8.33
Distributions from net investment income	(.42)	(.30)	(.16)	(.20)	(.31)	(.30)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)	(2.48)
Total distributions	(3.56)	(1.21)	(.16)	(.75)	(2.81) C	(2.78)
Net asset value, end of period	$73.64	$80.19	$62.33	$52.02	$65.12	$51.66
Total Return D,E,F	(4.04) %	30.96%	20.16%	(19.24)%	32.30%	18.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.79% I	.74%	.90%	.96%	.96%	.93%
Expenses net of fee waivers, if any	.79 % I	.73%	.89%	.96%	.96%	.93%
Expenses net of all reductions	.79% I	.73%	.89%	.96%	.96%	.93%
Net investment income (loss)	.36% I	.59%	.45%	.18%	(.04)%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$261,328	$284,516	$230,396	$201,108	$266,052	$212,589
Portfolio turnover rate J	19 % I	3%	7%	13% K	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$79.95	$62.15	$51.96	$65.05	$51.61	$46.05
Income from Investment Operations
Net investment income (loss) A,B	.05	.25	.12	(.04)	(.17)	.33
Net realized and unrealized gain (loss)	(3.15)	18.61	10.20	(12.48)	16.29	7.87
Total from investment operations	(3.10)	18.86	10.32	(12.52)	16.12	8.20
Distributions from net investment income	(.21)	(.14)	(.13)	(.02)	(.18)	(.17)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)	(2.48)
Total distributions	(3.35)	(1.06) C	(.13)	(.57)	(2.68) C	(2.64) C
Net asset value, end of period	$73.50	$79.95	$62.15	$51.96	$65.05	$51.61
Total Return D,E,F	(4.17) %	30.65%	19.88%	(19.46)%	31.99%	18.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.04% I	.98%	1.14%	1.21%	1.21%	1.18%
Expenses net of fee waivers, if any	1.04 % I	.97%	1.13%	1.20%	1.20%	1.18%
Expenses net of all reductions	1.04% I	.97%	1.13%	1.20%	1.20%	1.18%
Net investment income (loss)	.11% I	.35%	.21%	(.06)%	(.28)%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$114,956	$128,064	$107,894	$96,711	$129,770	$110,264
Portfolio turnover rate J	19 % I	3%	7%	13% K	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$78.36	$61.11	$51.29	$64.13	$50.91	$45.41
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.12)	(.19)	(.37)	(.50)	.07
Net realized and unrealized gain (loss)	(3.10)	18.28	10.06	(12.36)	16.09	7.75
Total from investment operations	(3.25)	18.16	9.87	(12.73)	15.59	7.82
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	(2.92)	(.91)	-	(.11)	(2.37)	(2.32)
Total distributions	(2.92)	(.91)	(.05)	(.11)	(2.37)	(2.32)
Net asset value, end of period	$72.19	$78.36	$61.11	$51.29	$64.13	$50.91
Total Return C,D,E	(4.41) %	29.99%	19.25%	(19.89)%	31.28%	17.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.54% H	1.50%	1.67%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.54 % H	1.49%	1.66%	1.74%	1.75%	1.73%
Expenses net of all reductions	1.54% H	1.49%	1.66%	1.74%	1.75%	1.73%
Net investment income (loss)	(.39)% H	(.17)%	(.33)%	(.60)%	(.83)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$15,660	$17,848	$15,368	$15,757	$22,759	$26,829
Portfolio turnover rate I	19 % H	3%	7%	13% J	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$80.85	$62.82	$52.31	$65.13	$51.66	$46.11
Income from Investment Operations
Net investment income (loss) A,B	.27	.63	.45	.31	.15	.59
Net realized and unrealized gain (loss)	(3.17)	18.80	10.26	(12.54)	16.29	7.88
Total from investment operations	(2.90)	19.43	10.71	(12.23)	16.44	8.47
Distributions from net investment income	(.68)	(.49)	(.20)	(.04)	(.46)	(.44)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)	(2.48)
Total distributions	(3.82)	(1.40)	(.20)	(.59)	(2.97)	(2.92)
Net asset value, end of period	$74.13	$80.85	$62.82	$52.31	$65.13	$51.66
Total Return C,D	(3.90) %	31.36%	20.52%	(19.00)%	32.68%	18.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.46%	.60%	.66%	.68%	.63%
Expenses net of fee waivers, if any	.50 % G	.45%	.59%	.66%	.68%	.63%
Expenses net of all reductions	.50% G	.45%	.59%	.66%	.68%	.63%
Net investment income (loss)	.66% G	.86%	.74%	.48%	.24%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,277,261	$2,354,786	$1,441,528	$1,175,599	$7,268,497	$9,147,358
Portfolio turnover rate H	19 % G	3%	7%	13% I	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Fund Class K

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$80.74	$62.73	$52.20	$65.34	$51.80	$46.22
Income from Investment Operations
Net investment income (loss) A,B	.30	.70	.50	.37	.22	.63
Net realized and unrealized gain (loss)	(3.16)	18.76	10.24	(12.52)	16.33	7.91
Total from investment operations	(2.86)	19.46	10.74	(12.15)	16.55	8.54
Distributions from net investment income	(.70)	(.54)	(.21)	(.45)	(.51)	(.49)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)	(2.48)
Total distributions	(3.85) C	(1.45)	(.21)	(.99) C	(3.01) C	(2.96) C
Net asset value, end of period	$74.03	$80.74	$62.73	$52.20	$65.34	$51.80
Total Return D,E	(3.87) %	31.47%	20.63%	(18.95)%	32.84%	19.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.36%	.51%	.58%	.58%	.53%
Expenses net of fee waivers, if any	.42 % H	.35%	.50%	.58%	.58%	.53%
Expenses net of all reductions	.42% H	.35%	.50%	.58%	.58%	.53%
Net investment income (loss)	.73% H	.97%	.83%	.56%	.34%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$21,234	$25,397	$20,508	$41,353	$555,733	$75,936
Portfolio turnover rate I	19 % H	3%	7%	13% J	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$82.16	$63.81	$53.14	$65.64	$52.10	$46.13
Income from Investment Operations
Net investment income (loss) A,B	.25	.62	.43	.28	.19	.60
Net realized and unrealized gain (loss)	(3.22)	19.10	10.44	(12.78)	16.30	7.92
Total from investment operations	(2.97)	19.72	10.87	(12.50)	16.49	8.52
Distributions from net investment income	(.61)	(.45)	(.20)	-	(.45)	(.07)
Distributions from net realized gain	(3.14)	(.91)	-	-	(2.51)	(2.48)
Total distributions	(3.75)	(1.37) C	(.20)	-	(2.95) C	(2.55)
Net asset value, end of period	$75.44	$82.16	$63.81	$53.14	$65.64	$52.10
Total Return D,E	(3.92) %	31.30%	20.49%	(19.04)%	32.50%	18.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.48%	.64%	.70%	.62%	.62%
Expenses net of fee waivers, if any	.54 % H	.47%	.64%	.69%	.62%	.62%
Expenses net of all reductions	.54% H	.47%	.64%	.69%	.62%	.62%
Net investment income (loss)	.61% H	.84%	.70%	.44%	.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$57,717	$60,947	$47,031	$41,624	$55,690	$38,468
Portfolio turnover rate I	19 % H	3%	7%	13% J	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$80.32	$62.42	$51.94	$65.03	$51.58	$46.03
Income from Investment Operations
Net investment income (loss) A,B	.29	.69	.50	.35	.22	.64
Net realized and unrealized gain (loss)	(3.13)	18.67	10.19	(12.43)	16.25	7.86
Total from investment operations	(2.84)	19.36	10.69	(12.08)	16.47	8.50
Distributions from net investment income	(.72)	(.54)	(.21)	(.46)	(.52)	(.48)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)	(2.48)
Total distributions	(3.86)	(1.46) C	(.21)	(1.01)	(3.02) C	(2.95) C
Net asset value, end of period	$73.62	$80.32	$62.42	$51.94	$65.03	$51.58
Total Return D,E	(3.86) %	31.45%	20.64%	(18.94)%	32.82%	19.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.36%	.51%	.58%	.58%	.53%
Expenses net of fee waivers, if any	.42 % H	.36%	.50%	.58%	.58%	.53%
Expenses net of all reductions	.42% H	.36%	.50%	.58%	.58%	.53%
Net investment income (loss)	.73% H	.96%	.83%	.56%	.35%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$3,904,328	$4,055,598	$3,117,667	$2,697,336	$3,453,783	$33,976
Portfolio turnover rate I	19 % H	3%	7%	13% J	7%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Stock Selector Fund (the Fund) (formerly Fidelity Stock Selector All Cap Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for Fidelity Stock Selector Fund, which presents its pro-rata share of securities and other investments held indirectly through its investment in Fidelity U.S. Equity Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for Fidelity U.S. Equity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and available upon request or at the SEC's website at www.sec.gov. In addition, the financial statements of Fidelity U.S. Equity Central Fund which contain the significant accounting policies (including investment valuation policies) of that fund is available on the SEC's website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	1,790,002,003
Gross unrealized depreciation	(70,439,208)
Net unrealized appreciation (depreciation)	$1,719,562,795
Tax cost	$4,935,568,528

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Fund	1,235,435,862	672,714,977
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.70
Stock Selector	.62
Class K	.54
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Stock Selector	.62
Class K	.54
Class I	.66
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.12)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	357,651	5,902
Class M	.25%	.25%	319,844	1,831
Class C	.75%	.25%	88,891	9,058
			766,386	16,791

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	16,456
Class M	1,354
Class CA	63
17,873

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Fund	7,547
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $416.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Stock Selector Fund
Distributions to shareholders
Class A	$12,396,182	$4,415,640
Class M	5,241,545	1,799,395
Class C	641,129	223,029
Stock Selector	114,021,722	32,529,234
Class K	1,165,834	469,512
Class I	2,783,289	1,057,215
Class Z	197,091,550	72,216,831
Total	$333,341,251	$112,710,856
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Stock Selector Fund
Class A
Shares sold	89,028	201,009	$7,212,724	$14,565,687
Reinvestment of distributions	152,726	63,714	12,066,873	4,301,304
Shares redeemed	(240,803)	(413,140)	(19,307,999)	(29,734,980)
Net increase (decrease)	951	(148,417)	$(28,402)	$(10,867,989)
Class M
Shares sold	30,324	79,004	$2,442,994	$5,658,514
Reinvestment of distributions	65,926	26,450	5,202,256	1,783,516
Shares redeemed	(134,089)	(239,601)	(10,621,796)	(17,309,220)
Net increase (decrease)	(37,839)	(134,147)	$(2,976,546)	$(9,867,190)
Class C
Shares sold	17,848	36,653	$1,398,106	$2,539,903
Reinvestment of distributions	8,194	3,307	635,829	219,398
Shares redeemed	(36,914)	(63,634)	(2,901,231)	(4,484,965)
Net increase (decrease)	(10,872)	(23,674)	$(867,296)	$(1,725,664)
Stock Selector
Shares sold	6,815,080	9,888,000	$535,957,531	$721,176,620
Reinvestment of distributions	685,609	307,926	54,492,179	20,908,144
Shares redeemed	(5,906,981)	(4,016,256)	(458,234,649)	(287,870,900)
Net increase (decrease)	1,593,708	6,179,670	$132,215,061	$454,213,864
Class K
Shares sold	7,572	8,923	$584,517	$637,688
Reinvestment of distributions	14,692	6,928	1,165,834	469,512
Shares redeemed	(49,997)	(28,206)	(3,841,825)	(2,022,973)
Net increase (decrease)	(27,733)	(12,355)	$(2,091,474)	$(915,773)
Class I
Shares sold	66,754	133,622	$5,458,187	$9,545,778
Reinvestment of distributions	32,641	14,484	2,640,301	999,694
Shares redeemed	(76,110)	(143,342)	(6,215,241)	(10,440,855)
Net increase (decrease)	23,285	4,764	$1,883,247	$104,617
Class Z
Shares sold	7,110,392	3,320,792	$588,753,073	$230,402,614
Reinvestment of distributions	2,495,889	1,070,559	196,950,591	72,177,088
Shares redeemed	(7,064,010)	(3,847,641)	(586,119,290)	(276,148,787)
Net increase (decrease)	2,542,271	543,710	$199,584,374	$26,430,915
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Stock Selector Fund	58%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703466.127
FSS-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025